Quarterly Report
November 30, 2020
MFS®  Research
International Fund
RIF-Q1

Portfolio of Investments
11/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Airlines – 0.9%
Aena S.A. (a)	350,185	$57,140,612
Ryanair Holdings PLC, ADR (a)	570,630	59,214,275
		$116,354,887
Alcoholic Beverages – 1.7%
Diageo PLC	5,501,700	$210,729,934
Apparel Manufacturers – 4.2%
Adidas AG (a)	471,943	$150,284,110
Burberry Group PLC	1,744,524	40,107,423
Compagnie Financiere Richemont S.A.	1,026,689	84,988,191
LVMH Moet Hennessy Louis Vuitton SE	460,947	264,467,503
		$539,847,227
Automotive – 2.2%
Continental AG	326,534	$44,426,902
Koito Manufacturing Co. Ltd.	1,922,800	115,013,352
USS Co. Ltd.	5,937,600	123,260,772
		$282,701,026
Brokerage & Asset Managers – 2.4%
Euronext N.V.	1,896,438	$201,014,160
Hong Kong Exchanges & Clearing Ltd.	2,186,100	108,697,910
		$309,712,070
Business Services – 0.9%
Nomura Research Institute Ltd.	3,335,300	$112,614,296
Computer Software – 0.5%
Cadence Design Systems, Inc. (a)	573,872	$66,741,314
Computer Software - Systems – 4.8%
Amadeus IT Group S.A.	1,567,874	$106,786,929
Constellation Software, Inc.	64,541	79,926,080
EPAM Systems, Inc. (a)	284,398	91,670,007
Fujitsu Ltd.	550,300	76,456,911
Hitachi Ltd.	3,942,700	148,977,621
Samsung Electronics Co. Ltd.	1,862,585	112,519,413
		$616,336,961
Conglomerates – 0.1%
Melrose Industries PLC (a)	6,184,770	$12,656,424
Construction – 1.6%
Techtronic Industries Co. Ltd.	11,635,000	$149,132,988
Toto Ltd.	1,019,900	57,378,450
		$206,511,438
Consumer Products – 2.1%
Kao Corp.	1,751,300	$130,492,653
Reckitt Benckiser Group PLC	1,553,281	136,338,638
		$266,831,291

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 1.0%
51job, Inc., ADR (a)	618,538	$43,606,929
Carsales.com Ltd.	1,530,131	22,834,507
Persol Holdings Co. Ltd.	2,113,800	38,370,287
SEEK Ltd.	1,435,648	27,452,465
		$132,264,188
Containers – 0.8%
Brambles Ltd.	13,037,969	$104,892,913
Electrical Equipment – 3.8%
Legrand S.A.	1,698,272	$143,335,674
Schneider Electric SE	2,448,467	339,660,758
		$482,996,432
Electronics – 2.6%
Kyocera Corp.	1,432,300	$81,420,867
NXP Semiconductors N.V.	832,697	131,915,859
Taiwan Semiconductor Manufacturing Co. Ltd.	6,799,326	114,841,409
		$328,178,135
Energy - Independent – 0.4%
Oil Search Ltd.	20,528,081	$54,171,181
Energy - Integrated – 2.0%
Cairn Energy PLC (a)	23,992,295	$51,276,393
Eni S.p.A.	6,165,920	60,596,980
Galp Energia SGPS S.A., “B”	8,966,320	95,910,419
Idemitsu Kosan Co. Ltd.	2,379,200	49,302,103
		$257,085,895
Food & Beverages – 4.1%
Danone S.A.	2,429,130	$155,580,815
Nestle S.A.	3,354,540	374,326,542
		$529,907,357
Food & Drug Stores – 0.3%
Sugi Holdings Co. Ltd.	599,000	$39,761,207
Gaming & Lodging – 0.5%
Flutter Entertainment PLC (a)	337,917	$61,904,388
Insurance – 5.3%
AIA Group Ltd.	21,653,000	$236,516,721
AON PLC	930,119	190,572,082
Hiscox Ltd. (a)	7,771,424	111,914,243
Zurich Insurance Group AG	347,086	140,695,946
		$679,698,992
Internet – 2.9%
NAVER Corp.	317,788	$79,920,315
NetEase.com, Inc., ADR	1,363,757	123,242,720
Scout24 AG	913,014	69,810,620
Tencent Holdings Ltd.	1,429,400	103,824,927
		$376,798,582

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 1.7%
Nintendo Co. Ltd.	171,900	$97,574,655
Prosus N.V.	735,199	79,411,199
Yamaha Corp.	726,700	41,172,430
		$218,158,284
Machinery & Tools – 6.9%
Daikin Industries Ltd.	1,104,600	$250,386,581
GEA Group AG	2,627,653	89,988,546
Kubota Corp.	8,342,500	164,527,380
Ritchie Bros. Auctioneers, Inc.	1,692,416	121,728,327
Schindler Holding AG	488,013	133,179,889
SMC Corp.	198,000	125,779,310
		$885,590,033
Major Banks – 3.9%
BNP Paribas (a)	4,103,601	$209,125,714
Mitsubishi UFJ Financial Group, Inc.	25,796,100	110,062,445
UBS Group AG	13,001,376	184,126,324
		$503,314,483
Medical Equipment – 3.8%
EssilorLuxottica (a)	1,135,258	$163,803,831
Koninklijke Philips N.V. (a)	3,929,465	203,239,785
Terumo Corp.	3,138,100	124,158,807
		$491,202,423
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	12,830,000	$60,911,857
Natural Gas - Pipeline – 0.8%
APA Group	6,776,872	$51,486,727
TC Energy Corp.	1,110,466	48,849,559
		$100,336,286
Other Banks & Diversified Financials – 4.8%
AIB Group PLC (a)	28,995,569	$52,088,594
HDFC Bank Ltd. (a)	7,469,631	144,061,141
Julius Baer Group Ltd.	2,606,655	150,192,315
KBC Group N.V. (a)	1,658,991	115,147,006
Macquarie Group Ltd.	855,402	87,071,981
Visa, Inc., “A”	335,175	70,504,061
		$619,065,098
Pharmaceuticals – 8.9%
Bayer AG	2,171,684	$125,043,165
Kyowa Kirin Co. Ltd.	5,623,800	153,160,577
Novo Nordisk A.S., “B”	4,495,596	301,931,803
Roche Holding AG	1,228,718	403,822,145
Santen Pharmaceutical Co. Ltd.	9,756,700	161,587,912
		$1,145,545,602
Printing & Publishing – 1.3%
Wolters Kluwer N.V.	1,994,118	$167,221,536

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 3.0%
ESR Cayman Ltd. (a)	17,609,800	$53,049,436
Grand City Properties S.A.	6,592,261	155,698,924
LEG Immobilien AG	1,211,070	172,574,962
		$381,323,322
Restaurants – 0.7%
Yum China Holdings, Inc.	1,471,015	$82,935,826
Specialty Chemicals – 8.6%
Akzo Nobel N.V.	1,541,832	$163,796,936
Croda International PLC	1,814,234	144,054,586
Kansai Paint Co. Ltd.	2,369,900	71,846,106
Linde PLC	1,239,566	316,276,168
Nitto Denko Corp.	1,541,800	127,597,241
Sika AG	554,934	141,390,022
Symrise AG	1,135,926	142,273,943
		$1,107,235,002
Telecommunications - Wireless – 2.6%
Advanced Info Service Public Co. Ltd.	9,565,500	$55,970,033
KDDI Corp.	4,336,200	124,332,833
SoftBank Corp.	2,277,100	158,611,793
		$338,914,659
Telephone Services – 1.0%
Hellenic Telecommunications Organization S.A.	3,776,187	$62,926,841
Tele2 AB, “B”	4,551,031	58,456,065
		$121,382,906
Tobacco – 1.9%
British American Tobacco PLC	4,411,562	$155,236,253
Japan Tobacco, Inc.	4,215,900	85,286,794
		$240,523,047
Utilities - Electric Power – 2.9%
CLP Holdings Ltd.	7,624,000	$71,606,711
E.ON SE	5,113,665	55,362,130
Iberdrola S.A.	11,549,957	157,395,209
Orsted A.S.	486,756	87,873,734
		$372,237,784
Total Common Stocks		$12,624,594,286
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 1 warrant, Expiration 12/04/2023) (a)(n)	CHF 67.00	11/20/23	2,033,964	$402,876

Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 0.1% (v)	158,431,903	$158,431,903

Other Assets, Less Liabilities – 0.3%		43,091,928
Net Assets – 100.0%		$12,826,520,993
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $158,431,903 and $12,624,997,162, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $402,876, representing 0.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$1,060,628,100	$1,708,505,283	$—	$2,769,133,383
Switzerland	133,582,765	1,479,541,485	—	1,613,124,250
France	—	1,476,988,455	—	1,476,988,455
Germany	810,752,290	194,711,012	—	1,005,463,302
United Kingdom	448,285,901	414,027,993	—	862,313,894
Netherlands	666,174,116	79,411,199	—	745,585,315
United States	735,763,632	—	—	735,763,632
Hong Kong	329,437,609	236,516,721	—	565,954,330
China	406,659,838	60,911,857	—	467,571,695
Other Countries	774,442,302	1,608,656,604	—	2,383,098,906
Mutual Funds	158,431,903	—	—	158,431,903
Total	$5,524,158,456	$7,259,270,609	$—	$12,783,429,065
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$117,231,063	$464,673,360	$423,472,520	$—	$—	$158,431,903
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$31,342	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2020, are as follows:
Japan	21.6%
Switzerland	12.6%
France	11.5%
Germany	7.9%
United States	7.2%
United Kingdom	6.7%
Netherlands	5.8%
Hong Kong	4.4%
China	3.7%
Other Countries	18.6%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.